CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Accounts Receivable, allowance for credit losses | $	$ 85	$ 85
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	37,851,120	35,972,470
Ordinary shares outstanding	37,851,120	35,972,470